Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Schedule of details of the principal subsidiaries and VIEs

			% of direct
		Date of	or indirect
	Place of	incorporation or	economic
Name	incorporation	acquisition	ownership	Principal activities

Principal subsidiaries
Duowan Entertainment Corporation (“Duowan BVI”)	British Virgin Islands (“BVI”)	November 6, 2007	100%	Investment holding

Huanju Shidai Technology (Beijing) Co., Ltd. (“Beijing Huanju Shidai”)	PRC	March 19, 2008	100%	Investment holding

Guangzhou Huanju Shidai Information Technology Co., Ltd. (“Guangzhou Huanju Shidai”)	PRC	December 2, 2010	100%	Software development

Bigo Inc.	Cayman Islands	March 4, 2019	100%	Investment holding

Bigo Technology Pte. Ltd. (“Bigo Singapore”)	Singapore	March 4, 2019	100%	Investment holding, operation of live streaming platform

Bigo (Hong Kong) Limited (“Bigo HK”)	Hong Kong	March 4, 2019	100%	Investment holding

Guangzhou BaiGuoYuan Information Technology Co., Ltd. (“BaiGuoYuan Technology”)	PRC	March 4, 2019	100%	Software development and provision of information technology services

Principal VIEs

Guangzhou Huaduo Network Technology Co., Ltd. (“Guangzhou Huaduo”)	PRC	April 11, 2005		Holder of internet content provider licenses and internet value added services

Guangzhou BaiGuoYuan Network Technology Co., Ltd. (“Guangzhou BaiGuoYuan”)	PRC	March 4, 2019		Holder of internet content provider licenses and internet value added services